Forward and Swap Contracts	12 Months Ended
Mar. 31, 2020
Notes To Financial Statements [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]
16. DERIVATIVES AND HEDGING
From time to time, we enter into forward contracts to hedge potential foreign currency gains and losses that arise from transactions denominated in foreign currencies, including inter-company transactions. We may also enter into commodity swap contracts to hedge price changes in nickel that impact raw materials included in our cost of revenues. We do not use derivative financial instruments for speculative purposes. These contracts are not designated as hedging instruments and do not receive hedge accounting treatment; therefore, changes in their fair value are not deferred but are recognized immediately in the Consolidated Statements of Income. At March 31, 2020, we held a foreign currency forward contract to buy 6.0 million Canadian dollars. At March 31, 2020, we held commodity swap contracts to buy 715.2 thousand pounds of nickel.

	Asset Derivatives		Liability Derivatives
	Fair Value at	Fair Value at	Fair Value at	Fair Value at
Balance Sheet Location	March 31, 2020	March 31, 2019	March 31, 2020	March 31, 2019
Prepaid & Other	$124	$552	$—	$—
Accrued expenses and other	$—	$—	$912	$278
The following table presents the impact of derivative instruments and their location within the Consolidated Statements of Income:

	Location of (loss) gain recognized in income	Amount of (loss) gain recognized in income
		Years Ended March 31,
		2020	2019	2018
Foreign currency forward contracts	Selling, general and administrative	$798	$235	$(1,357)
Commodity swap contracts	Cost of revenues	$(660)	$434	$373
Additionally, we hold our debt in multiple currencies to fund our operations and investments in certain subsidiaries. We designate portions of non-functional currency denominated intercompany loans as hedges of portions of net investments in foreign operations. Net debt designated as non-derivative net investment hedging instruments totaled $45,765 at March 31, 2020. These hedges are designed to be fully effective and any associated gain or loss is recognized in Accumulated Other Comprehensive Income and will be reclassified to income in the same period when a gain or loss related to the net investment in the foreign operation is included in income.